SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
30.	SUBSEQUENT EVENTS
(i)	Merger Transaction

On February 22, 2024, the Merger Transaction was consummated as disclosed in note 1(b).

(ii)	PIPE Investments

On February 15, 2024, the Group entered into a new PIPE investment agreement with an investor as disclosed in note 13.

(iii)	New grants of share options

From January 1, 2024 to March 31, 2024, the Company granted an aggregated number of 5,972,760 share options to employees pursuant to the 2022 Share Incentive Plan, at a weighted average exercise price of US$2.89 per share option.

(iv)	Loans to a related party

On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, agreeing the Company’s subsidiary will provide unsecured loans with total principal amount of GBP 275,000 (equivalent to US$354,000) with term of 5 years and annual interest rate of 6.95%.

(v)	Termination of pledge

The pledge of the land use right of US$32,653 included in the operating lease right-of-use assets and corporate buildings under construction of US$37,287 included in property, equipment and software as of December 31, 2023 was terminated in April 2024.

CIK 0001841024 L Catterton Asia Acquisition Corp
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 4, 2024, the Extension Committee approved the extension of the Termination Date for one additional month to February 15, 2024 (the “Ninth Extension”) pursuant to its authorization from the Board. The Extension Committee’s approval of the Ninth Extension was noticed to shareholders on January 10, 2024. In connection with the Ninth Extension, LCA Acquisition Sponsor, LP or its designee or affiliate deposited into the trust account $330,000.

On February 5, 2024, the Extension Committee approved the extension of the Termination Date for one additional month to March 15, 2024 (the “Tenth Extension”) pursuant to its authorization from the Board. The Extension Committee’s approval of the Tenth Extension was noticed to shareholders on February 9, 2024. In connection with the Tenth Extension, LCA Acquisition Sponsor, LP or its designee or affiliate deposited into the trust account $330,000.

On February 2, 2024, the Company held an Extraordinary General Meeting of shareholders (the “Extraordinary General Meeting”). At the Extraordinary General Meeting, a total of 20,635,341 (approximately 71.29%) of LCAA’s issued and outstanding ordinary shares (“Ordinary Shares”) held of record as of December 18, 2023, the record date for the Extraordinary General Meeting, were present either in person or by proxy, which constituted a quorum for the transaction of business. LCAA’s shareholders voted on proposals at the Extraordinary General Meeting, which are described in more detail in the final prospectus/definitive proxy statement filed with the Securities Exchange Commission (the “SEC”) on January 12, 2024. 20,818,519 Ordinary Shares were redeemed in connection with the Extraordinary General Meeting.

On February 5, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company failed to hold an annual meeting of shareholders within 12 months after its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until March 21, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end, or until June 28, 2024, to regain compliance.

On February 22, 2024, in connection with the consummation of the Business Combination, the Company notified Nasdaq that the Business Combination had become effective and requested that Nasdaq file a Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 25 to notify the SEC that SPAC Shares, SPAC Warrants and Units were to be delisted and deregistered under Section 12(b) of the Exchange Act. As a result of the Business Combination having become effective, Nasdaq determined to permanently suspend trading of SPAC Shares, SPAC Warrants and Units prior to the opening of trading on February 23, 2024. The deregistration will become effective 10 days from the filing of the Form 25, which occurred on February 22, 2024.

As a result of the consummation of the Business Combination, a change in control of LCAA occurred. At the First Effective Time, all the property, rights, privileges, agreements, powers and franchises, debts, liabilities, duties and obligations of Merger Sub 1 and the Company became the property, rights, privileges, agreements, powers and franchises, debts, liabilities, duties and obligations of the Company (as the surviving entity of the First Merger). At the Second Effective Time, all the property, rights, privileges, agreements, powers and franchises, debts, liabilities, duties and obligations of the Company and Merger Sub 2 became the property, rights, privileges, agreements, powers and franchises, debts, liabilities, duties and obligations of Merger Sub 2, which is a wholly-owned subsidiary of Lotus Tech. The Company ceased to exist following the consummation of the Business Combination.